Share-based compensation - Non-vested Restricted Shares - Additional Information (Details) - Non-Vested Restricted Shares - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation	$ 15,833
Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	50,000	50,000
Management
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	45,000	121,000
Management | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%	20.00%